Notes to the Consolidated Financial Statements - Climate change and energy transition (Details)		12 Months Ended						60 Months Ended	72 Months Ended	180 Months Ended	300 Months Ended
	Jan. 01, 2032	Dec. 31, 2050 $ / MMBTU $ / bbl	Dec. 31, 2040 $ / MMBTU $ / bbl	Dec. 31, 2027 $ / MMBTU	Dec. 31, 2026 $ / MMBTU	Dec. 31, 2025 $ / bbl	Dec. 31, 2024 item	Dec. 31, 2030 $ / bbl	Dec. 31, 2031 $ / t	Dec. 31, 2030	Dec. 31, 2050 $ / bbl
Statements
Target energy production, oil								30.00%		30.00%
Target energy production, gas								50.00%		50.00%
Target energy production, electricity and low-carbon molecules								20.00%		20.00%
Target decrease in lifecycle carbon intensity of energy products sold										25.00%
Number of onshore and offshore assets for which physical risk assessment was carried out | item							300
Threshold minimum return on equity for evaluation of renewable energies project						10.00%
Period of strategic plan for climate change and energy transition						5 years
Forecast
Statements
Oil price		25.7	50					70			51.8
CO2 price | $ / t									100
Annual percentage of inflation in CO2 price	2.00%
Forecast | United States
Statements
Gas price | $ / MMBTU		2.3	3	3	3.4
Minimum
Statements
Oil price						60
Maximum
Statements
Oil price						70
Price limit for low-cost upstream projects in relation to operating and investing costs						20
Break-even limit point for low break-even project						30